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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3009
Columbia Funds Trust II
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	8/31/05

Date of reporting period:	11/30/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
November 30, 2004 (unaudited)	Columbia Newport Greater China Fund

		Shares	Value ($)*
Common Stocks – 98.9%

CONSUMER DISCRETIONARY – 8.5%

Distributors – 4.5%
	China Resources Enterprise Ltd.	652,000	954,628
	Li & Fung Ltd.	1,580,000	2,636,907
	Distributors Total		3,591,535

Household Durables – 0.5%
	Guangdong Kelon Electrical Holdings Co., Ltd., Class H (a)	1,576,000	425,113
	Household Durables Total		425,113

Media – 1.4%
	Television Broadcasts Ltd.	230,000	1,086,918
	Media Total		1,086,918

Specialty Retail – 2.1%
	Esprit Holdings Ltd.	315,000	1,719,388
	Specialty Retail Total		1,719,388
	CONSUMER DISCRETIONARY TOTAL		6,822,954

CONSUMER STAPLES – 2.7%

Food & Staples Retailing – 0.5%
	Convenience Retail Asia Ltd.	1,176,000	407,312
	Food & Staples Retailing Total		407,312

Food Products – 2.2%
	China Mengniu Dairy Co., Ltd. (a)	534,000	412,213
	People’s Food Holdings Ltd.	1,564,000	1,326,977
	Food Products Total		1,739,190
	CONSUMER STAPLES TOTAL		2,146,502

ENERGY – 6.5%

Oil & Gas – 6.5%
	CNOOC Ltd.	2,772,500	1,573,698
	PetroChina Co., Ltd., Class H	6,378,000	3,613,776
	Oil & Gas Total		5,187,474
	ENERGY TOTAL		5,187,474

FINANCIALS – 24.9%

Commercial Banks – 8.0%
	Chinatrust Financial Holding Co., Ltd.	2,769,247	3,159,037
	Dah Sing Financial Group	224,800	1,754,520
	Hang Seng Bank Ltd.	112,000	1,553,447
	Commercial Banks Total		6,467,004

Diversified Financial Services – 1.9%
	Aeon Credit Service Co., Ltd.	524,000	343,704
	Guoco Group Ltd.	89,000	792,814

		Shares	Value ($)*
Common Stocks – (continued)

FINANCIALS – (continued)

Diversified Financial Services – (continued)
	JCG Holdings Ltd.	424,000	345,918
	Diversified Financial Services Total		1,482,436

Insurance – 3.2%
	Cathay Financial Holding Co., Ltd.	1,143,000	2,195,881
	China Insurance International Holdings Co., Ltd.	876,000	394,022
	Insurance Total		2,589,903

Real Estate – 11.8%
	Cheung Kong Holdings Ltd.	114,000	1,093,895
	Henderson Land Development Co., Ltd.	602,000	3,129,399
	Shanghai Forte Land Co., Ltd.	1,522,000	518,185
	Sun Hung Kai Properties Ltd.	332,000	3,292,183
	Swire Pacific Ltd., Class A	185,000	1,484,938
	Real Estate Total		9,518,600
	FINANCIALS TOTAL		20,057,943

HEALTH CARE – 0.6%

Health Care Equipment & Supplies – 0.6%
	Golden Meditech Co., Ltd.	952,000	229,982
	Pihsiang Machinery Manufacturing Co., Ltd.	128,698	259,439
	Health Care Equipment & Supplies Total		489,421
	HEALTH CARE TOTAL		489,421

INDUSTRIALS – 16.6%

Electrical Equipment – 1.0%
	Johnson Electric Holdings Ltd.	837,500	814,208
	Electrical Equipment Total		814,208

Industrial Conglomerates – 8.0%
	China Merchants Holdings International Co., Ltd.	2,192,000	3,476,842
	Hutchison Whampoa Ltd.	333,200	2,984,030
	Industrial Conglomerates Total		6,460,872
Marine – 2.2%
	Cosco Pacific Ltd.	972,000	1,728,487
	Marine Total		1,728,487

Transportation Infrastructure – 5.4%
	Anhui Expressway Co., Ltd., Class H	1,442,000	718,373
	Jiangsu Expressway Co., Ltd., Class H	2,198,000	995,048

		Shares	Value ($)*
Common Stocks – (continued)

INDUSTRIALS – (continued)

Transportation Infrastructure – (continued)
	Zhejiang Expressway Co., Ltd., Class H	3,628,000	2,609,005
	Transportation Infrastructure Total		4,322,426
	INDUSTRIALS TOTAL		13,325,993

INFORMATION TECHNOLOGY – 13.4%

Computers & Peripherals – 3.2%
	Acer, Inc.	802,582	1,222,717
	Lite-On Technology Corp.	1,348,732	1,363,594
	Computers & Peripherals Total		2,586,311

Electronic Equipment & Instruments – 4.7%
	Hon Hai Precision Industry Co., Ltd.	650,226	2,619,209
	Synnex Technology International Corp.	799,700	1,179,877
	Electronic Equipment & Instruments Total		3,799,086

Internet Software & Services – 0.7%
	China Finance Online Co. Ltd. (a)	44,400	550,560
	Internet Software & Services Total		550,560

Semiconductors & Semiconductor Equipment – 4.8%
	MediaTek, Inc.	72,039	461,658
	Taiwan Semiconductor Manufacturing Co., Ltd.	2,335,692	3,408,633
	Semiconductors & Semiconductor Equipment Total		3,870,291
	INFORMATION TECHNOLOGY TOTAL		10,806,248

MATERIALS – 2.2%

Metals & Mining – 2.2%
	Yanzhou Coal Mining Co., Ltd., Class H	1,126,000	1,722,171
	Metals & Mining Total		1,722,171
	MATERIALS TOTAL		1,722,171

TELECOMMUNICATION SERVICES – 10.5%

Diversified Telecommunication Services – 2.7%
	China Telecom Corp., Ltd., Class H	6,016,000	2,220,999
	Diversified Telecommunication Services Total		2,220,999

Wireless Telecommunication Services – 7.8%
	China Mobile Hong Kong Ltd.	1,476,500	4,832,761
	Taiwan Cellular Corp.	1,330,000	1,423,191
	Wireless Telecommunication Services Total		6,255,952
	TELECOMMUNICATION SERVICES TOTAL		8,476,951

UTILITIES – 13.0%

Electric Utilities – 6.9%
	Datang International Power Generation Co., Ltd., Class H	4,402,000	3,560,475

		Shares	Value ($)*
Common Stocks – (continued)

UTILITIES – (continued)

Electric Utilities – (continued)
	Huaneng Power International, Inc., Class H	2,578,000	2,043,193
	Electric Utilities Total		5,603,668

Gas Utilities – 6.1%
	Hong Kong & China Gas Co., Ltd.	1,718,304	3,537,893
	Xinao Gas Holdings Ltd. (a)	2,292,000	1,347,596
	Gas Utilities Total		4,885,489
	UTILITIES TOTAL		10,489,157

	Total Common Stocks (cost of $57,654,224)		79,524,814

		Par ($)
Short-Term Obligation – 0.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 11/30/04, due 12/01/04 at 1.870%, collateralized by a U.S. Treasury Bond maturing 05/15/21, market value of $204,375 (repurchase proceeds $199,010)	199,000	199,000

	Total Short-Term Obligation (cost of $199,000)		199,000

	Total Investments – 99.1% (cost of $57,853,224)(b)(c)		79,723,814

	Other Assets & Liabilities, Net – 0.9%		726,805

	Net Assets – 100.0%		80,450,619

Notes to Investment Portfolio:

*	Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $57,853,224.

(c)	Unrealized appreciation and depreciation at November 30, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$24,276,693	$(2,406,103)	$21,870,590

Summary of Securities By Country	Value ($)	% of Total Investments
Hong Kong	41,927,704	52.6
China	18,976,898	23.8
Taiwan	17,293,235	21.7
Singapore	1,326,977	1.7
United States**	199,000	0.2
	79,723,814	100.0

** Represents short-term obligation.

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust II

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 26, 2005